Staff costs (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Summary of Staff Costs

	2023 € '000s	2022 € '000s	2021 € '000s
Staff costs are as follows:
Salaries and wages	168,171	158,231	70,272
Social security costs	6,897	7,891	5,639
RSU expense	16,836	24,261	—
Other pension costs[1]	4,021	2,522	2,066
	195,925	192,905	77,977
The average monthly number of employees, including the directors’, during the year was as follows:
Average number of employees	3,727	3,891	1,664
[1] Other pension costs relates to contributions made by the Group to defined contribution plans.